Line of Credit (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Line of Credit
Total Facility		$ 16,000	$ 16,000
Facility Used	12,595	10,854	12,525
Facility Available		$ 5,146	$ 3,475